The Company and Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 1,362,163	$ 7,564	$ 40,355	$ 708,244
Product
Disaggregation of Revenue [Line Items]
Revenue	1,306,120	3,064	17,832	701,092
Service
Disaggregation of Revenue [Line Items]
Revenue	$ 56,043	$ 4,500	$ 22,523	$ 7,152